Operating Lease (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating Lease [Line Items]
Total operating lease expense	$ 66,365	$ 61,185
Minimum [Member]
Operating Lease [Line Items]
Lease term	2 years
Maximum [Member]
Operating Lease [Line Items]
Lease term	3 years